SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Variable interest entity for voting model		Under the voting model, we consolidate the entity if we determine that we, directly or indirectly, have greater than 50% of the voting shares and that other equity holders do not have substantive participating rights.
Impairment of property, plant and equipment		¥ 11,617,000
Goodwill impairment loss		¥ 0	0	0
Consumption tax on sales rate		10.00%
Advertising expense		¥ 225,549,000	197,203,000	248,794,000
Depreciation		190,153,000	¥ 160,829,000	¥ 149,299,000
Offering costs		81,602
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Grants receivable		166,021
Depreciation		23,058
Deferred income		¥ 142,963
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		Depreciation Method, Straight-Line [Member]
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		9 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		47 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		Depreciation Method, Units-of-Production [Member]
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		18 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		Depreciation Method, Declining Balance [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		6 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		17 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		Depreciation Method, Declining Balance [Member]
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		12 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		Depreciation Method, Declining Balance [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		15 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]		No Depreciation Method [Member]
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	[1]	Depreciation Method, Straight-Line [Member]
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	[1]	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	[1]	5 years
Solar Power System [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life		10 years
Solar Power System [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life		17 years

[1]	Represents software that is non-detachable to the hardware.